DERIVATIVE INSTRUMENTS - Effect of Derivative Instruments in Cash Flow Hedging Relationship on Income and Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)	$ (5,300)	$ (18,223)	$ 5,024
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)	13,335	7,189	(5,928)
Forward contracts
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)	(5,300)	(18,223)	4,993
Forward contracts | Cost of revenues, operating expenses and financial expenses
Derivative [Line Items]
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)	13,335	7,189	(5,157)
Option contracts
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)	0	0	31
Option contracts | Cost of revenues and operating expenses
Derivative [Line Items]
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)	$ 0	$ 0	$ (771)